Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Instrument, Fair Value Disclosure [Abstract]
Derivative Financial Instruments

Note 15. Derivative Financial Instruments

In 2012, the Company entered into two interest rate swap contracts as economic hedges against interest rate risk through 2017. Hedge accounting treatment per guidance in ASC 815-10 and related Subsections was not pursued at inception of the contracts. The derivative contracts are recorded on the balance sheet as liabilities as of June 30, 2016 at an aggregate fair value of $25. Changes in the fair value of the derivatives are recorded in current earnings.

Note 15. Derivative Financial Instruments

In 2012, the Company entered into three interest rate swaps (IRS) contracts as economic hedges against interest rate risk through 2017, and two currency forward contracts as economic hedges against foreign currency rate risk on U.S. dollar loans. The currency forwards expired in January 2014. Hedge accounting treatment per guidance in ASC 815-10 and related Subsections was not pursued at inception of the contracts. Changes in the fair value of the derivatives are recorded in current earnings. The derivatives were recorded as a liability on the Company’s balance sheet at an aggregate fair value of $42 and $134 as of December 31, 2015 and 2014, respectively.